Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Northwestern Mutual Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated December 28, 2023 to the
Statutory Prospectus Dated May 1, 2023The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2023 (the “Prospectus”), as supplemented June 7, 2023; July 25, 2023; and October 12, 2023. You should read this Supplement together with the Prospectus.Amendment to Investment Sub-Advisory Agreements with Certain Sub-AdvisersEffective December 1, 2023, the Board of Directors of the Fund approved certain amendments to the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (1) Allspring Global Investments, Inc. (“Allspring”) with respect to the Select Bond Portfolio, (2) BlackRock Advisors, LLC (“BlackRock”) with respect to the Government Money Market Portfolio, and (3) Pacific Investment Management Company LLC (“PIMCO”) with respect to the Multi-Sector Bond Portfolio (each, an “Amendment” and together, the “Amendments”). In approving each Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission (“SEC”) that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendments modified the fee schedules applicable to the Select Bond Portfolio managed by Allspring, the Government Money Market Portfolio managed by BlackRock, and the Multi-Sector Bond Portfolio managed by PIMCO, with such fee modifications to be effective January 1, 2024. The updated fee schedules are set forth in a supplement to the Fund’s Statement of Additional Information dated December 28, 2023.Please retain this Supplement for future reference.
Select Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated December 28, 2023 to the
Statutory Prospectus Dated May 1, 2023The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2023 (the “Prospectus”), as supplemented June 7, 2023; July 25, 2023; and October 12, 2023. You should read this Supplement together with the Prospectus.Amendment to Investment Sub-Advisory Agreements with Certain Sub-AdvisersEffective December 1, 2023, the Board of Directors of the Fund approved certain amendments to the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (1) Allspring Global Investments, Inc. (“Allspring”) with respect to the Select Bond Portfolio, (2) BlackRock Advisors, LLC (“BlackRock”) with respect to the Government Money Market Portfolio, and (3) Pacific Investment Management Company LLC (“PIMCO”) with respect to the Multi-Sector Bond Portfolio (each, an “Amendment” and together, the “Amendments”). In approving each Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission (“SEC”) that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendments modified the fee schedules applicable to the Select Bond Portfolio managed by Allspring, the Government Money Market Portfolio managed by BlackRock, and the Multi-Sector Bond Portfolio managed by PIMCO, with such fee modifications to be effective January 1, 2024. The updated fee schedules are set forth in a supplement to the Fund’s Statement of Additional Information dated December 28, 2023.Please retain this Supplement for future reference.
Multi-Sector Bond Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated December 28, 2023 to the
Statutory Prospectus Dated May 1, 2023The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2023 (the “Prospectus”), as supplemented June 7, 2023; July 25, 2023; and October 12, 2023. You should read this Supplement together with the Prospectus.Amendment to Investment Sub-Advisory Agreements with Certain Sub-AdvisersEffective December 1, 2023, the Board of Directors of the Fund approved certain amendments to the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (1) Allspring Global Investments, Inc. (“Allspring”) with respect to the Select Bond Portfolio, (2) BlackRock Advisors, LLC (“BlackRock”) with respect to the Government Money Market Portfolio, and (3) Pacific Investment Management Company LLC (“PIMCO”) with respect to the Multi-Sector Bond Portfolio (each, an “Amendment” and together, the “Amendments”). In approving each Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission (“SEC”) that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendments modified the fee schedules applicable to the Select Bond Portfolio managed by Allspring, the Government Money Market Portfolio managed by BlackRock, and the Multi-Sector Bond Portfolio managed by PIMCO, with such fee modifications to be effective January 1, 2024. The updated fee schedules are set forth in a supplement to the Fund’s Statement of Additional Information dated December 28, 2023.Please retain this Supplement for future reference.
Government Money Market Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Northwestern Mutual Series Fund, Inc.

Supplement Dated December 28, 2023 to the
Statutory Prospectus Dated May 1, 2023The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2023 (the “Prospectus”), as supplemented June 7, 2023; July 25, 2023; and October 12, 2023. You should read this Supplement together with the Prospectus.Amendment to Investment Sub-Advisory Agreements with Certain Sub-AdvisersEffective December 1, 2023, the Board of Directors of the Fund approved certain amendments to the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and (1) Allspring Global Investments, Inc. (“Allspring”) with respect to the Select Bond Portfolio, (2) BlackRock Advisors, LLC (“BlackRock”) with respect to the Government Money Market Portfolio, and (3) Pacific Investment Management Company LLC (“PIMCO”) with respect to the Multi-Sector Bond Portfolio (each, an “Amendment” and together, the “Amendments”). In approving each Amendment, the Fund relied on an Exemptive Order issued by the Securities and Exchange Commission (“SEC”) that permits the Fund and Mason Street Advisors to amend investment sub-advisory agreements without shareholder approval so long as, among other conditions, shareholders are provided notice of the amendment. The Amendments modified the fee schedules applicable to the Select Bond Portfolio managed by Allspring, the Government Money Market Portfolio managed by BlackRock, and the Multi-Sector Bond Portfolio managed by PIMCO, with such fee modifications to be effective January 1, 2024. The updated fee schedules are set forth in a supplement to the Fund’s Statement of Additional Information dated December 28, 2023.Please retain this Supplement for future reference.